EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 248 (“Amendment No. 248”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 248 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-15-000996) on August 10, 2015:

Parametric Emerging Markets Fund

Parametric Global Small-Cap Fund

Parametric International Equity Fund

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma

      Maureen A. Gemma, Esq.

      Secretary

Date:  August 12, 2015